Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of May 2014
Collection Period Start	1-May-14	Distribution Date	16-Jun-14
Collection Period End	31-May-14	30/360 Days	30
Beg. of Interest Period	15-May-14	Actual/360 Days	32
End of Interest Period	16-Jun-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	513,633,823.37	482,428,027.50	0.5338859
Total Securities		903,616,273.65	513,633,823.37	482,428,027.50	0.5338859
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	23,629,821.86	10,466,315.05	0.0731910
Class A-2b Notes	0.251100%	196,000,000.00	32,387,727.86	14,345,438.80	0.0731910
Class A-3 Notes	0.580000%	214,000,000.00	214,000,000.00	214,000,000.00	1.0000000
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	13,163,506.81	8,861.18	92.0524952	0.0619663
Class A-2b Notes	18,042,289.06	7,228.94	92.0524952	0.0368823
Class A-3 Notes	0.00	103,433.33	0.0000000	0.4833333
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	31,205,795.87	175,023.45

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,249,530.64
Monthly Interest				2,483,832.02
Total Monthly Payments				9,733,362.66

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				330,302.83
Aggregate Sales Proceeds Advance				10,644,259.10
Total Advances				10,974,561.93

Vehicle Disposition Proceeds:
Reallocation Payments				16,779,781.04
Repurchase Payments				1,048,040.56
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,188,224.32
Excess Wear and Tear and Excess Mileage				135,012.06
Remaining Payoffs				0.00
Net Insurance Proceeds				419,339.10
Residual Value Surplus				351,638.44
Total Collections				51,629,960.11

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,642,227.04			895
Involuntary Repossession	137,041.00			10
Voluntary Repossession	144,057.00			9
Full Termination	2,836,279.00			179
Bankruptcy	20,177.00			1
Insurance Payoff		413,604.28		25
Customer Payoff			196,462.06	10
Grounding Dealer Payoff			8,169,181.67	427
Dealer Purchase			3,149,974.63	158
Total	16,779,781.04	413,604.28	11,515,618.36	1,714

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of May 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	28,292	581,202,736.25	7.00000%	513,633,823.37
Total Depreciation Received		(8,318,979.98)		(6,837,604.14)
Principal Amount of Gross Losses	(48)	(852,987.39)		(760,142.43)
Repurchase / Reallocation	(58)	(1,161,294.29)		(1,048,040.56)
Early Terminations	(428)	(8,471,242.36)		(7,362,147.05)
Scheduled Terminations	(893)	(16,996,747.66)		(15,197,861.69)
Pool Balance - End of Period	26,865	545,401,484.57		482,428,027.50

Remaining Pool Balance
Lease Payment				87,406,940.60
Residual Value				395,021,086.90
Total				482,428,027.50

III. DISTRIBUTIONS

Total Collections					51,629,960.11
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					51,629,960.11

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					316,168.76
3. Reimbursement of Sales Proceeds Advance					15,238,991.93
4. Servicing Fee:
Servicing Fee Due					428,028.19
Servicing Fee Paid					428,028.19
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					15,983,188.88

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					8,861.18

Class A-2 Notes Monthly Interest Paid					8,861.18
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					7,228.94

Class A-2 Notes Monthly Interest Paid					7,228.94
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					103,433.33

Class A-3 Notes Monthly Interest Paid					103,433.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of May 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	175,023.45
Total Note and Certificate Monthly Interest Paid	175,023.45
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	35,471,747.78

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	31,205,795.87

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	31,205,795.87
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,265,951.91

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of May 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,265,951.91
Gross Reserve Account Balance		17,820,196.01
Remaining Available Collections Released to Seller		4,265,951.91
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		9.56
Monthly Prepayment Speed		38%
Lifetime Prepayment Speed		83%

	$	units
Recoveries of Defaulted and Casualty Receivables	774,677.23
Securitization Value of Defaulted Receivables and Casualty Receivables	760,142.43	48
Aggregate Defaulted and Casualty Gain (Loss)	14,534.80
Pool Balance at Beginning of Collection Period	513,633,823.37
Net Loss Ratio	0.0028%

Cumulative Net Losses for all Periods	0.1728%	1,561,220.28

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,424,906.58	203
61-90 Days Delinquent	764,606.05	42
91-120+ Days Delinquent	212,402.46	14
Total Delinquent Receivables:	4,401,915.09	259
60+ Days Delinquencies as Percentage of Receivables	0.19%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	16,478,506.04	1074
Securitization Value	17,613,358.37
Aggregate Residual Gain (Loss)	(1,134,852.33)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	91,359,648.10	5,786
Cumulative Securitization Value	98,186,064.49
Cumulative Residual Gain (Loss)	(6,826,416.39)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		21,346,513.38
Reimbursement of Outstanding Advance		15,238,991.93
Additional Advances for current period		10,644,259.10
Ending Balance of Residual Advance		16,751,780.55

Beginning Balance of Payment Advance		783,148.27
Reimbursement of Outstanding Payment Advance		316,168.76
Additional Payment Advances for current period		330,302.83
Ending Balance of Payment Advance		797,282.34

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of May 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No